Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of objectives, policies and processes for managing capital [abstract]
Equity attributable to shareholders of the Company	$ 93,070	$ 169,674